Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
Non-current assets	2,824,677		2,824,677		¥ 1,198,910
the PRC
Disclosure of geographical areas [line items]
Revenue	1,822,965	1,788,277	5,909,250	5,344,955
Non-current assets	2,555,368		2,555,368		902,793
Other Asian countries excluding the PRC
Disclosure of geographical areas [line items]
Revenue	256,225	259,776	827,861	684,654
Non-current assets	67,233		67,233		82,414
America
Disclosure of geographical areas [line items]
Revenue	213,871	116,985	809,501	394,728
Non-current assets	189,973		189,973		191,304
Europe
Disclosure of geographical areas [line items]
Revenue	27,874	22,997	146,887	87,257
Non-current assets	12,103		12,103		¥ 22,399
Others
Disclosure of geographical areas [line items]
Revenue	¥ 20,100	¥ 41,409	¥ 74,444	¥ 87,710